EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE
NOTE 16:	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share

The calculation of basic earnings (loss) per share as for the year ending December 31, 2025, 2024 and 2023 was based on the profit (loss) for the year divided by a weighted average number of ordinary shares outstanding, calculated as follows:

Profit (loss) for the year:

	Year ended December 31
	2025	2024	2023
	USD thousands

Profit (loss) for the year	25,043	35,437	(21,487)

Weighted average number of ordinary shares:

	Year ended December 31
	2025	2024	2023
	Shares of NIS 0.02 par value

Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	59,776,574	68,989,845	71,794,594

Basic earnings (loss) per share (in USD)	0.42	0.51	(0.30)

Diluted earnings (loss) per share

The calculation of diluted earnings (loss) per share as of December 31, 2025, 2024 and 2023 was based on profit (loss) for the year divided by a weighted average number of shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2025	2024	2023
	Shares of NIS 0.02 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	59,776,574	68,989,845	71,794,594
Effect of share options on issue	1,286,984	1,098,564	-

Weighted average number of ordinary shares used to calculate diluted earnings per share	61,063,558	70,088,409	71,794,594

Diluted earnings (loss) per share (in USD)	0.41	0.51	(0.30)

At December 31, 2025, 2,688 thousand share options, RSUs and PSUs (in 2024 and 2023: 3,088 thousand and 3,374 thousand, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.